Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jul. 21, 2016
Balance, shares at Jul. 21, 2016
Issuance of common stock for services	$ 2,000			2,000
Issuance of common stock for services, shares	20,000,000
Stockholder contributed company expenses		312		312
Net loss			(7,562)	(7,562)
Balance at Dec. 31, 2016	$ 2,000	$ 312	$ (7,562)	(5,250)
Balance, shares at Dec. 31, 2016	20,000,000
Issuance of common stock for services
Net loss				(24,900)
Balance at Mar. 31, 2017				$ (2,350)